Derivative Instruments Disclosures (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net realized gain (loss)	$ (6,610,193)	$ 1,506,878
Net change in unrealized loss	(178,582)	(1,928,084)
Future [Member]
Net realized gain (loss)	(6,130,328)	(979,272)
Net change in unrealized loss	(207,889)	(969,671)
Forward Contracts [Member]
Net realized gain (loss)	(479,865)	2,486,150
Net change in unrealized loss	29,307	(958,413)
Agricultural Commodities [Member] | Future [Member]
Net realized gain (loss)	(1,022,728)	(1,621,455)
Net change in unrealized loss	520,151	(1,145,486)
Currencies [Member] | Future [Member]
Net realized gain (loss)	(683,922)	(1,749,120)
Net change in unrealized loss	(145,943)	549,901
Energy Related Derivative [Member] | Future [Member]
Net realized gain (loss)	(770,805)	(263,343)
Net change in unrealized loss	(194,719)	6,793
Equity Indices [Member] | Future [Member]
Net realized gain (loss)	(2,531,797)	(2,681,334)
Net change in unrealized loss	185,563	38,839
Interest Rate Contract [Member] | Future [Member]
Net realized gain (loss)	1,347,221	3,878,754
Net change in unrealized loss	(597,154)	694,501
Metals [Member] | Future [Member]
Net realized gain (loss)	(2,468,297)	1,457,226
Net change in unrealized loss	$ 24,213	$ (1,114,219)